Related Party Transactions	12 Months Ended
Apr. 30, 2013
Related Party Transactions
Related Party Transactions

Note 5 — Related Party Transactions

As of April 30, 2012 the Company owes its President $86,574. The loan is unsecured, non-interest bearing and due on demand.

As of April 30, 2012 the Company owes its Director $2,000. The loan is unsecured, non-interest bearing and due on demand.